UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7456

Name of Fund:  Senior High Income Portfolio, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Senior High Income Portfolio, Inc., 800 Scudders
     Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/29/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Senior High Income Portfolio, Inc.

Schedule of Investments as of November 30, 2004

                                 Face
Industry+                      Amount    Corporate Debt Obligations                                                Value
Aerospace & Defense -      $  400,000    K & F Industries, Inc., 7.75% due 11/15/2014 (b)                    $      409,000
2.6%                                     The Titan Corporation:
                            1,000,000        8% due 5/15/2011                                                     1,060,000
                            2,984,733        Term B, due 6/30/2009++                                              3,025,773
                            4,510,000    Vought Aircraft Industries, Inc., 8% due 7/15/2011                       4,374,700
                                                                                                             --------------
                                                                                                                  8,869,473

Airlines - 0.2%               900,000    Evergreen International Aviation, Inc., 12% due 5/15/2010                  621,000

Automotive - 6.9%           3,184,000    Accuride Corporation, Term B, due 6/30/2007++                            3,263,600
                            7,550,000    Advanced Accessory Systems, 10.75% due 6/15/2011                         7,172,500
                            5,000,000    The Goodyear Tire & Rubber Company, Term, due 3/31/2006++                5,075,000
                            1,800,000    Metaldyne Corporation, 11% due 6/15/2012                                 1,512,000
                            1,095,047    NFIL Holdings Inc., Term B, due 2/27/2010++                              1,154,768
                            1,350,000    Remy International, Inc., 6.07% due 4/15/2009 (d)                        1,366,875
                                         Tenneco Automotive Inc.:
                            1,875,000        11.625% due 10/15/2009                                               1,990,500
                              475,000        10.25% due 7/15/2013                                                   559,313
                            1,232,069        Tranche B, due 12/12/2010++                                          1,255,684
                              558,621        Tranche B-1, Credit Link, due 12/12/2010++                             569,328
                                         Venture Holdings Company LLC (g):
                            3,325,000        9.50% due 7/01/2005                                                    133,000
                              700,000        12% due 6/01/2009                                                          875
                                                                                                             --------------
                                                                                                                 24,053,443

Broadcasting - 0.8%         3,000,000    Granite Broadcasting Corporation, 9.75% due 12/01/2010                   2,820,000

Cable - International -     4,650,000    Kabel Deutschland GmbH, 10.625% due 7/01/2014 (b)                        5,347,500
2.3%                                     NTL Cable PLC (b):
                            2,350,000        6.07% due 10/15/2012 (d)                                             2,420,500
                              350,000        8.75% due 4/15/2014                                                    394,625
                                                                                                             --------------
                                                                                                                  8,162,625

Cable - U.S. - 13.9%        1,800,000    CSC Holdings, Inc., 7.25% due 7/15/2008                                  1,890,000
                                         Century Cable Holdings, LLC++:
                            3,000,000        Discretionary Term, due 12/31/2009                                   2,982,501
                            5,000,000        Term, due 6/30/2009                                                  4,974,555
                                         Charter Communications Holdings, LLC:
                            1,750,000        10% due 4/01/2009                                                    1,518,125
                            1,000,000        11.75%* due 1/15/2010                                                  877,500
                            2,000,000        11.125% due 1/15/2011                                                1,720,000
                            1,500,000        9.92% due 4/01/2011                                                  1,233,750
                            1,000,000        10% due 5/15/2011                                                      822,500
                            7,980,000    Charter Communications, Term B, due 4/27/2011++                          7,970,763
                                         Inmarsat Investments Limited++:
                            2,292,136        Term B, due 10/10/2010                                               2,304,671
                            2,297,523        Term C, due 10/10/2011                                               2,317,555
                            3,970,000    Insight Midwest Holdings, LLC, Term B, due 12/31/2009++                  4,042,230
                            2,353,993    Mallard Cablevision LLC & Sun Tel Communications, Term B,
                                         due 9/30/2008++ (g)                                                         23,540
                            3,000,000    Mediacom Broadband LLC, 11% due 7/15/2013                                3,172,500
                                         New Skies Satellites BV:
                            1,550,000        7.438% due 11/01/2011 (b)(d)                                         1,588,750
                              500,000        9.125% due 11/01/2012 (b)                                              510,000
                            1,000,000        Term, due 5/04/2011++                                                1,016,667
                            4,000,000    Olympus Cable Holdings LLC, Term B, due 9/30/2010++                      3,968,752
                            5,250,000    Rainbow National Services LLC, 8.75% due 9/01/2012 (b)                   5,551,875
                                                                                                             --------------
                                                                                                                 48,486,234

Chemicals - 20.8%             875,000    BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014 (b)               982,188
                            2,648,213    CII Carbon LLC, Term, due 6/25/2008++                                    2,621,730
                            2,250,000    Compass Minerals International, Inc., 12%* due 6/01/2013                 1,822,500
                                         Crompton Corporation (b):
                            3,000,000        7.67% due 8/01/2010 (d)                                              3,240,000
                            3,000,000        9.875% due 8/01/2012                                                 3,360,000
                            3,600,000    GEO Specialty Chemicals, Inc., 10.125% due 8/01/2008 (g)                 2,016,000
                                         Huntsman International LLC:
                            1,000,000        9.875% due 3/01/2009                                                 1,092,500
                            2,000,000        10.125% due 7/01/2009                                                2,110,000
                            2,000,000        Term, due 12/31/2010++                                               2,040,500
                            1,750,000    ISP Holdings, Inc., 10.625% due 12/15/2009                               1,942,500
                            3,000,000    Invista, 9.25% due 5/01/2012 (b)                                         3,337,500
                            2,500,000    Koppers Inc., 9.875% due 10/15/2013                                      2,830,000
                            2,500,000    KoSa B/INVISTA, Term, due 4/29/2011++                                    2,544,356
                            1,650,000    Lyondell Chemical Company, 11.125% due 7/15/2012                         1,951,125
                            1,350,000    Lyondell Chemical Worldwide, Inc., 9.80% due 2/01/2020                   1,512,000
                            1,200,000    Millennium America Inc., 7.625% due 11/15/2026                           1,182,000
                            5,350,000    Omnova Solutions Inc., 11.25% due 6/01/2010                              6,018,750
                            1,498,403    Pinnacle Polymers, Term, due 12/15/2006++                                1,519,523
                            2,500,000    Pioneer Companies, Inc., 5.475% due 12/31/2006 (d)                       2,512,500
                            3,763,333    Polymer Group, Inc., First Lien Term, due 4/01/2010++                    3,808,806
                            6,375,000    PolyOne Corporation, 10.625% due 5/15/2010                               7,187,813
                                         Rockwood Specialties Group, Inc.:
                            1,825,000        10.625% due 5/15/2011                                                2,075,938
                              250,000        7.50% due 11/15/2014 (b)                                               256,250
                            1,600,000        Term B, due 7/30/2012++                                              1,612,429
                                         Terra Capital, Inc.:
                            2,500,000        12.875% due 10/15/2008                                               3,125,000
                              832,000        11.50% due 6/01/2010                                                   944,320
                              400,000    United Agri Products, Inc., 8.25% due 12/15/2011 (b)                       427,000
                            8,000,000    Wellman, Inc., First Lien Term, due 2/04/2009++                          8,106,664
                                                                                                             --------------
                                                                                                                 72,179,892

Consumer Durables - 2.8%    6,000,000    Sealy Mattress Company, Term, due 4/06/2013++                            6,210,000
                                         Simmons Company:
                              450,000        7.875% due 1/15/2014                                                   468,000
                            3,000,000        Term B, due 6/19/2011++                                              3,039,999
                                                                                                             --------------
                                                                                                                  9,717,999

Consumer Non-Durables -     4,975,000    American Safety Razor Company, Term B, due 4/01/2011++                   4,999,875
4.8%                        1,675,000    Chattem, Inc., 5.40% due 3/01/2010 (d)                                   1,708,500
                            1,500,000    Culligan U.S., Term, due 9/30/2011++                                     1,527,813
                            1,000,000    General Binding Corporation, 9.375% due 6/01/2008                        1,005,000
                            1,975,000    Hines Nurseries, Inc., 10.25% due 10/01/2011                             2,157,688
                            2,125,000    North Atlantic Trading Company, Inc., 9.25% due 3/01/2012                1,657,500
                              200,000    Riddell Bell Holdings, Inc., 8.375% due 10/01/2012 (b)                     207,000
                            1,488,750    Solo Cup Company, Term, due 2/27/2011++                                  1,518,757
                            2,000,000    True Temper Sports, Inc., 8.375% due 9/15/2011                           1,780,000
                                                                                                             --------------
                                                                                                                 16,562,133

Diversified Media - 1.7%      325,000    Houghton Mifflin Company, 9.875% due 2/01/2013                             357,500
                            5,520,000    TransWestern Publishing Company, LLC, Term B, due 2/25/2011++            5,591,589
                                                                                                             --------------
                                                                                                                  5,949,089

Energy - Exploration &                   Quest Cherokee, LLC++:
Production - 1.0%           1,625,000        Revolving Credit, due 7/25/2009                                      1,608,750
                              222,222        Revolving Credit, due 7/25/2010                                        224,444
                            1,777,778        Term B, due 7/25/2010                                                1,795,555
                                                                                                             --------------
                                                                                                                  3,628,749

Energy - Other - 4.1%                    Dresser, Inc.:
                            1,000,000        9.375% due 4/15/2011                                                 1,100,000
                            1,250,000        Term, due 2/25/2010++                                                1,271,875
                              718,038        Term B, due 4/10/2009++                                                727,911
                            1,100,000    Dresser-Rand Group Inc., 7.375% due 11/01/2014 (b)                       1,130,250
                            1,035,000    Energy Corporation of America, 9.50% due 5/15/2007                         988,425
                            3,656,000    Giant Industries, Inc., 11% due 5/15/2012                                4,259,240
                                         Star Gas Partners, LP:
                            2,750,000        10.25% due 2/15/2013                                                 2,935,625
                            1,750,000        10.25% due 2/15/2013 (b)                                             1,868,125
                                                                                                             --------------
                                                                                                                 14,281,451

Financial - 2.7%            4,000,000    Highland Legacy Limited Co., 8.41% due 6/01/2011 (b)(d)                  3,240,000
                              500,000    Investcorp SA, 7.54% due 10/21/2008                                        500,903
                            1,000,000    Pennant CBO Limited, 13.43% due 3/14/2011 (b)                              600,000
                            3,925,000    Refco Finance Holdings LLC, 9% due 8/01/2012 (b)                         4,278,250
                                         SKM-Libertyview CBO I Limited (b)(g):
                            1,500,000        8.71% due 4/10/2011                                                    780,000
                            1,000,000        11.91% due 4/10/2011                                                    80,000
                                                                                                             --------------
                                                                                                                  9,479,153

Food / Tobacco - 4.4%                    Commonwealth Brands, Inc. (b):
                            2,250,000        9.75% due 4/15/2008                                                  2,340,000
                            2,825,000        10.625% due 9/01/2008                                                2,938,000
                            1,800,000    Dole Food Company, Inc., 8.875% due 3/15/2011                            1,971,000
                            1,793,219    Dr Pepper Bottling, Term B, due 12/19/2010++                             1,825,441
                            1,442,000    Gold Kist Inc., 10.25% due 3/15/2014                                     1,672,720
                            3,000,000    Merisant Company, 9.50% due 7/15/2013 (b)                                2,700,000
                            1,895,000    Pierre Foods, Inc., Term B, due 6/30/2010++                              1,915,925
                                                                                                             --------------
                                                                                                                 15,363,086

Gaming - 2.1%               2,000,000    Jacobs Entertainment, Inc., 11.875% due 2/01/2009                        2,255,000
                              925,000    The Majestic Star Casino, LLC, 9.50% due 10/15/2010                        975,875
                              311,000    Pinnacle Entertainment, Inc., 9.25% due 2/15/2007 (b)                      317,998
                            2,000,000    Venetian Casino Resort, LLC, 11% due 6/15/2010                           2,280,000
                            1,450,000    Wynn Las Vegas, LLC, 6.625% due 12/01/2014 (b)                           1,424,625
                                                                                                             --------------
                                                                                                                  7,253,498

Health Care - 4.1%                       Elan Finance PLC (b):
                            1,325,000        6.51% due 11/15/2011 (d)                                             1,381,313
                            1,650,000        7.75% due 11/15/2011                                                 1,744,875
                            1,712,820    MedPointe Inc., Term B, due 9/30/2008++                                  1,721,384
                            2,085,227    Orthofix International NV, Term B, due 12/15/2008++                      2,109,989
                            3,000,000    Tenet Healthcare Corporation, 7.375% due 2/01/2013                       2,925,000
                                         VWR International, Inc.:
                              700,000        8% due 4/15/2014 (b)                                                   742,000
                            3,661,334        Term B, due 4/07/2011++                                              3,732,730
                                                                                                             --------------
                                                                                                                 12,975,978

Housing - 2.5%                226,860    Formica Holdings Corporation, 9.25% due 6/10/2011                          215,517
                            2,300,000    General Growth Properties, Inc., Term B, due 11/12/2008++                2,311,141
                            3,465,000    Headwaters Incorporated, Term B, due 4/30/2011++                         3,514,089
                            2,000,000    Lone Star Industries Inc., 8.85% due 6/15/2005 (b)                       2,036,076
                              700,000    U.S. Concrete, Inc., 8.375% due 4/01/2014                                  749,000
                                                                                                             --------------
                                                                                                                  8,825,823

Information Technology -    3,100,000    Amkor Technology, Inc., 9.25% due 2/15/2008                              3,038,000
2.7%                        2,450,000    Freescale Semiconductor, Inc., 4.82% due 7/15/2009 (d)                   2,535,750
                            3,826,563    VUTEk Inc., Term, due 6/25/2010++                                        3,831,346
                                                                                                             --------------
                                                                                                                  9,405,096

Leisure - 3.5%              6,000,000    FelCor Lodging LP, 6.874% due 6/01/2011 (d)                              6,255,000
                              274,000    HMH Properties, Inc., 7.875% due 8/01/2008                                 281,878
                                         Wyndham International, Inc.++:
                              956,102        Increasing Rate Term II, due 4/01/2006                                 965,424
                            4,709,309        Term I, due 6/30/2006                                                4,747,083
                                                                                                             --------------
                                                                                                                 12,249,385

Manufacturing - 7.1%          275,000    Aearo Company, 8.25% due 4/15/2012                                         283,250
                            3,000,000    Communications & Power Industries, Inc., 8% due 2/01/2012                3,150,000
                            2,250,000    EaglePicher Incorporated, 9.75% due 9/01/2013                            2,306,250
                            5,000,000    High Voltage Engineering Corporation, Term A, due 7/31/2006++            4,975,000
                            4,942,893    Invensys International Holdings Ltd., Term, due 8/26/2009++              5,013,947
                            2,825,000    Invensys PLC, 9.875% due 3/15/2011 (b)                                   3,043,938
                            3,500,000    MetoKote Corporation, Term, due 2/13/2011++                              3,545,937
                              300,000    NMHG Holding Company, 10% due 5/15/2009                                    331,500
                            2,000,000    Propex Fabrics Inc., 10% due 12/01/2012 (b)                              2,030,000
                                                                                                             --------------
                                                                                                                 24,679,822

Metals - Other - 1.8%         500,000    IMCO Recycling Escrow Inc., 9% due 11/15/2014 (b)                          516,250
                            5,500,000    Massey Energy Company, 6.95% due 3/01/2007                               5,720,000
                                                                                                             --------------
                                                                                                                  6,236,250

Packaging - 7.2%            5,200,000    Anchor Glass Container Corporation, 11% due 2/15/2013                    5,564,000
                            1,900,000    Consolidated Container Company LLC, 10.75%* due 6/15/2009                1,596,000
                            2,300,000    Crown Euro Holdings SA, 10.875% due 3/01/2013                            2,719,750
                            4,002,857    Owens-Illinois Inc., Term C, due 4/01/2008++                             4,081,665
                            3,300,000    Pliant Corporation, 13% due 6/01/2010                                    3,168,000
                              650,000    Tekni-Plex, Inc., 8.75% due 11/15/2013 (b)                                 646,750
                            5,550,000    U.S. Can Corporation, 10.875% due 7/15/2010                              5,841,375
                            1,250,000    Wise Metals Group LLC, 10.25% due 5/15/2012 (b)                          1,262,500
                                                                                                             --------------
                                                                                                                 24,880,040

Paper - 6.7%                3,275,000    Abitibi-Consolidated Inc., 5.99% due 6/15/2011 (d)                       3,315,938
                            2,975,000    Ainsworth Lumber Co. Ltd., 5.669% due 10/01/2010 (b)(d)                  2,989,875
                                         Boise Cascade LLC:
                              250,000        5.005% due 10/15/2012 (b)(d)                                           256,250
                              350,000        7.125% due 10/15/2014 (b)                                              365,750
                            1,041,096        Term B, due 10/29/2011++                                             1,059,857
                              958,904        Term C, due 10/29/2010++                                               966,804
                            4,625,000    Bowater Incorporated, 5.49% due 3/15/2010 (d)                            4,648,125
                            4,325,000    Georgia-Pacific Corporation, 9.375% due 2/01/2013                        5,038,625
                              625,000    Graphic Packaging International Inc., 9.50% due 8/15/2013                  712,500
                                         SP Newsprint Co.++:
                              522,083        Tranche B, due 1/09/2010                                               532,616
                              966,667        Tranche B L/C, due 1/09/2010                                           978,750
                              800,000    Stone Container Corporation, 8.375% due 7/01/2012                          876,000
                            1,500,000    Tembec Industries, Inc., 8.625% due 6/30/2009                            1,496,250
                                                                                                             --------------
                                                                                                                 23,237,340

Retail - 0.3%                 893,250    General Nutrition Center, Inc., Term B, due 12/05/2009++                   904,192

Services - 6.4%             1,967,902    Allied Waste Industries, Inc., Tranche A - Credit Linked Deposit,
                                         due 1/15/2010++                                                          1,994,347
                                         Allied Waste North America, Inc.:
                              720,000        7.875% due 4/15/2013                                                   725,400
                            3,125,000        7.375% due 4/15/2014                                                 2,914,063
                            1,600,000    Corrections Corporation of America, 9.875% due 5/01/2009                 1,800,000
                              250,000    Great Lakes Dredge & Dock Corporation, 7.75% due 12/15/2013                231,875
                            3,000,000    MSW Energy Holdings LLC, 8.50% due 9/01/2010                             3,300,000
                                         United Rentals, Inc.++:
                            1,658,333        Initial Term, due 2/14/2011                                          1,681,135
                              333,333        Tranche B, Term Link Deposit, due 2/14/2011                            336,528
                            5,450,000    United Rentals (North America), Inc., 7.75% due 11/15/2013 (b)           5,232,000
                            3,980,000    Waste Services, Inc., Term B, due 3/31/2011++                            3,950,150
                                                                                                             --------------
                                                                                                                 22,165,498

Telecommunications - 6.1%   2,045,000    Cincinnati Bell Inc., 8.375% due 1/15/2014                               2,039,888
                            2,192,667    Consolidated Communications Acquisition of TXU, Inc., Term C,
                                         due 10/14/2011++                                                         2,229,668
                            5,550,000    FairPoint Communications, Inc., 12.50% due 5/01/2010                     5,966,250
                            4,000,000    Qwest Communications International Inc., 5.79% due 2/15/2009 (b)(d)      3,990,000
                            1,000,000    Rural Cellular Corporation, 6.99% due 3/15/2010 (d)                      1,030,000
                            3,500,000    Time Warner Telecom Holdings, Inc., 6.29% due 2/15/2011 (d)              3,491,250
                            2,500,000    Time Warner Telecom, Inc., 9.75% due 7/15/2008                           2,487,500
                                                                                                              -------------
                                                                                                                 21,234,556

Transportation - 1.1%       1,325,000    Laidlaw International, Inc., 10.75% due 6/15/2011                        1,525,406
                            2,197,059    North American Van Lines, Inc., Term, due 10/29/2010++                   2,216,283
                                                                                                             --------------
                                                                                                                  3,741,689

Utilities - 7.9%            2,250,000    The AES Corporation, 8.50% due 11/01/2007                                2,283,750
                            1,500,000    Calpine Canada Energy Finance ULC, 8.50% due 5/01/2008                   1,072,500
                                         Calpine Corporation:
                            1,300,000        8.50% due 2/15/2011                                                    874,250
                            3,950,000        Term B, due 7/15/2007++                                              3,445,668
                                         El Paso Corporation++:
                              750,000        Term, due 11/23/2009                                                   754,553
                            1,250,000        Term C, due 11/23/2009                                               1,260,645
                            1,000,000    Mirant Americas Generation LLC, 7.625% due 5/01/2006 (g)                 1,032,500
                                         Mission Energy Holding Company:
                            5,300,000        13.50% due 7/15/2008                                                 6,644,875
                            1,000,000        Term, due 12/11/2006++                                               1,004,688
                            2,000,000    Northwest Pipeline Corporation, 6.625% due 12/01/2007                    2,125,000
                                         Sierra Pacific Resources:
                            2,100,000        8.75% due 5/15/2005                                                  2,136,750
                            2,750,000        8.625% due 3/15/2014                                                 3,135,000
                              790,000    TNP Enterprises, Inc., Term, due 12/31/2006++                              807,775
                              725,000    The Williams Companies, Inc., 8.625% due 6/01/2010                         833,750
                                                                                                             --------------
                                                                                                                 27,411,704

Wireless Communications -   1,522,000    American Tower Corporation, 9.375% due 2/01/2009                         1,605,710
6.4%                        2,977,500    Centennial, Term A, due 2/09/2011++                                      3,021,897
                            5,000,000    Crown Castle International Corp., 7.50% due 12/01/2013                   5,362,500
                                         Dobson Cellular Systems, Inc. (b):
                            2,200,000        6.96% due 11/01/2011 (d)                                             2,249,500
                            1,000,000        8.375% due 11/01/2011                                                1,025,000
                              500,000    Horizon PCS, Inc., 11.375% due 7/15/2012 (b)                               541,250
                            3,491,250    SBA Senior Finance, Inc., Term B, due 10/31/2008++                       3,529,437
                            3,700,000    SpectraSite, Inc., 8.25% due 5/15/2010                                   3,968,250
                              800,000    US Unwired Inc., 6.13% due 6/15/2010 (d)                                   822,000
                                                                                                             --------------
                                                                                                                 22,125,544

                                         Total Investments in Corporate Debt Obligations
                                         (Cost - $463,086,670) - 134.9%                                         468,882,055


                               Shares
                                 Held    Common Stocks
Cable - International - 1.4%  323,906    Telewest Global, Inc. (c)                                                4,741,984

Leisure - 0.1%                 41,866    Lodgian, Inc. (c)                                                          444,198

Manufacturing - 0.1%           62,580    High Voltage Engineering Corporation (c)                                   449,995

Telecommunications - 0.2%      14,246    IDT Corporation (c)                                                        186,117
                               17,811    IDT Corporation (Class B) (c)                                              273,755
                                                                                                             --------------
                                                                                                                    459,872

                                         Total Investments in Common Stocks (Cost - $11,270,563) - 1.8%           6,096,049



                                         Preferred Stocks
Cable - U.S. - 0.0%             2,500    Adelphia Communications Corporation (c)                                      5,000

                                         Total Investments in Preferred Stocks (Cost - $225,000) - 0.0%               5,000



                                         Warrants (a)

Gaming - 0.0%                  27,112    Peninsula Gaming Company, LLC                                              162,670

Paper - 0.0%                    3,500    JSG Funding PLC                                                             35,000

Wireless Communications -         600    American Tower Escrow Corporation                                          136,800
0.0%

                                         Total Investments in Warrants (Cost - $2,208,695) - 0.0%                   334,470


                           Beneficial
                             Interest    Other Interests (f)
Automotive - 0.0%         $ 4,130,972    Cambridge Industries, Inc. (Litigation Trust Certificates)                  41,310

Health Care - 0.0%             10,284    MEDIQ Incorporated (Preferred Stock Escrow due 2/01/2006)                        0

Health Care - 0.0%             10,284    MEDIQ Incorporated (Preferred Stock Escrow due 4/01/2004)                        0

Wireless Communications -   2,750,000    WilTel Communications Group, Inc. (Litigation Trust Certificates)                0
0.00%

                                         Total Investments in Other Interests (Cost - $0) - 0.0%                     41,310



                                         Short-Term Securities

                           $  586,921    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (e)                586,921

                                         Total Investments in Short-Term Securities (Cost - $586,921) - 0.2%        586,921

Total Investments (Cost - $477,377,849**) - 136.9%                                                              475,945,805
Liabilities in Excess of Other Assets - (36.9%)                                                               (128,299,056)
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $  347,646,749
                                                                                                             ==============

  * Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $    477,110,825
                                                          ================
    Gross unrealized appreciation                         $     23,353,586
    Gross unrealized depreciation                             (24,518,606)
                                                          ----------------
    Net unrealized depreciation                           $    (1,165,020)
                                                          ================


  + For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

 ++ Floating rate loans in which the Portfolio invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium.
    These base lending rates are generally (i) the lending rate offered by one or more
    European banks, such as London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
    Corporate loans represent 48.8% of the Portfolio's net assets.

(a) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule
    144A of the Securities Act of 1933.

(c) Non-income producing security.

(d) Floating rate note.

(e) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                   Net            Interest
    Affiliate                                    Activity           Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $ (4,233,025)      $ 30,310


(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Senior High Income Portfolio, Inc.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Senior High Income Portfolio, Inc.


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Senior High Income Portfolio, Inc.


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Senior High Income Portfolio, Inc.


Date: January 13, 2005